Annual Fund Operating Expenses - NPF Core Equity ETF [Member]	Sep. 19, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.40%

[1]	Estimated amounts for the current fiscal year.